INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES	6 Months Ended
Jun. 30, 2022
INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES
INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES

9. INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES

(a)     Investment accounted for using the equity method

Investment in I-Mab Hangzhou

I-Mab Hangzhou, incorporated on June 16, 2019, was a wholly owned subsidiary of I-Mab Hong Kong with registered capital of US$30 million, which was paid up by I-Mab Hong Kong on September 14, 2020.

On September 15, 2020 (the “Closing Date”), I-Mab Hong Kong entered into an equity transfer and investment agreement (the “SPA”) with (i) a limited partnership jointly established by the management of I-Mab Hangzhou to hold restricted equity of I-Mab Hangzhou issued to the management (“Management Holdco”), (ii) a limited partnership established to hold the shares of I-Mab Hangzhou for future equity incentive plan (“ESOP Holdco”) and (iii) a group of domestic investors in China (“Domestic Investors”).

In accordance with the terms of the SPA,

(i)	I-Mab Hong Kong agreed to assign all rights and obligations/ownership of certain drug candidates in different stages of development (“Target Pipelines”) to I-Mab Hangzhou as of the Closing Date as well as to transfer employment of a team of designated management/workforce to I-Mab Hangzhou. The Target Pipelines were evaluated by an independent valuer, with a total value of US$105 million as of the Closing Date;
(ii)	Management Holdco would acquire 10% of the equity of I-Mab Hangzhou from I-Mab Hong Kong with no consideration. The 10% equity is represented by I-Mab Hangzhou’s registered capital of US$3 million, and that after acquiring such equity, Management Holdco is committed to pay US$3 million in cash to I-Mab Hangzhou to fulfil its capital contribution obligations in a period of four years starting from the Closing Date;
(iii)	ESOP Holdco would acquire 5% of the equity of I-Mab Hangzhou from I-Mab Hong Kong with no consideration. The 5 % equity is represented by I-Mab Hangzhou’s registered capital of US$1.5 million. All of such equity would be used for I-Mab Hangzhou’s future equity incentive plan.
(iv)	Domestic Investors would acquire a total of 40% of the equity of I-Mab Hangzhou from I-Mab Hong Kong with no consideration. The 40% equity is represented by I-Mab Hangzhou’s registered capital of US$12 million, and after acquiring such equity of I-Mab Hangzhou, Domestic Investors would pay US$120 million collectively in cash to I-Mab Hangzhou to fulfil its capital contribution obligations.

9. INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (CONTINUED)

(a)     Investment accounted for using the equity method (continued)

Investment in I-Mab Hangzhou (continued)

Upon closing of the SPA, the registered capital of I-Mab Hangzhou remained to be US$30 million. As of December 31, 2020 and June 30, 2021, among the total 25,500,000 outstanding shares of I-Mab Hangzhou, 13,500,000 shares were held by I-Mab Hong Kong while the remaining 12,000,000 shares was held by Domestic Investors. Shares subscribed by Management Holdco and ESOP Holdco, in the total number of 4,500,000, have not yet been purchased by or issued to Management Holdco and ESOP Holdco as of December, 31, 2020. Once all these 4,500,000 subscribed shares of I-Mab Hangzhou are purchased by or issued to Management Holdco and ESOP Holdco, the equity interest in I-Mab Hangzhou held by I-Mab Hong Kong, Domestic Investors, Management Holdco and ESOP Holdco would be 45%, 40%, 10% and 5% respectively. For the year ended December 31, 2021, 750,000 shares were issued to Management Holdco. No additional shares were issued to Management Holdco for the six months ended June 30, 2022.

On the same day, I-Mab Hong Kong also entered into a shareholders agreement with the aforementioned investors (the “SHA”). According to the SHA and I-Mab Hangzhou’s articles of association, the board of directors of I-Mab Hangzhou shall be composed of seven directors. The directors shall be elected in the following ways: I-Mab Hong Kong is entitled to appoint three directors, including the chairman of the board of directors, as well as nominate one independent director; the Management Holdco is entitled to appoint one director; two non-related entities of the Domestic Investors are entitled to appoint one director respectively (“Investors Directors”). Each director of the board of directors shall have one vote. I-Mab Hong Kong, Management Holdco and ESOP Holdco agree to act in concert, as long as each of Management Holdco and ESOP Holdco respectively holds equity in I-Mab Hangzhou, when exercising the rights as a shareholder.

As a result of the above transactions, I-Mab Hangzhou became an affiliate of the Group on the Closing Date in accordance with ASC 810 since I-Mab Hangzhou meets the definition of a business under ASC 805. Pipeline candidate related matters are considered to be the activities that most significantly impact the economic performance of I-Mab Hangzhou at the current stage, and these matters cannot be acted without the consent from Investors Directors. In accordance with ASC 810-10, I-Mab Hangzhou is a variable interest entity, and no shareholder shall consolidate I-Mab Hangzhou under VIE model as neither party have the power to direct all the activities that most significantly impact the economic performance of I-Mab Hangzhou. Therefore, the Group deconsolidated I-Mab Hangzhou and retained significant influence in I-Mab Hangzhou. The investment was accounted for using the equity method. The retained investment in the common stock of I-Mab Hangzhou was initially measured at fair value in accordance with ASC 810-10-40.

The Group determined the fair value of its retained equity interest with the assistance of an independent third-party valuation firm. The Group used equity allocation model to estimate the fair value of the investment. The fair value as of the Closing Date was US$112,039 (equivalent to approximately RMB764,352), which reflected the fact that the shares subscribed by Management Holdco and ESOP Holdco were not issued and outstanding as of the Closing Date.

A gain of RMB407,598 was recognized as a result of the deconsolidation in September 2020. The gain represented the difference between:

i)	The fair value of the retained noncontrolling investment in I-Mab Hangzhou at the Closing Date; and
ii)	The aggregate of all of the following:
a)	the carrying amount of transferred intellectual property related to TJ102 at the Closing Date (see Note 7);
b)	the fair value of the put right liabilities written by I-Mab Hong Kong to Domestic Investors;
c)	the carrying amount of I-Mab Hangzhou’s net assets at the Closing Date.

9. INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (CONTINUED)

(a) Investment accounted for using the equity method (continued)

Investment in I-Mab Hangzhou (continued)

Subsequently, pursuant to the I-Mab Hangzhou’s articles of association, the Group applies the HLBV method to allocate earnings or losses of I-Mab Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. The Group recognized RMB83,042 in equity in loss of an affiliate in the consolidated statements of comprehensive loss for the six months ended June 30, 2021, and in investment accounted for using the equity method in the consolidated balance sheet as of June 30, 2021. The Group recognized RMB148,118 in equity in loss of an affiliate in the consolidated statements of comprehensive loss for the six months ended June 30, 2022, and in investment accounted for using the equity method in the consolidated balance sheet as of June 30, 2022.

The purchase price of US$3 million committed by Management Holdco under SPA, representing 10% of the equity of I-Mab Hangzhou, is significantly lower than the fair value of the corresponding subscribed shares as of the Closing Date. The excess is considered as share-based compensation to the I-Mab Hangzhou’s management for the services to be used or consumed in the I-Mab Hangzhou’s own operations. The share-based compensation is considered granted upon the Closing Date and cliff vests after five years of service since the Closing Date. Consequently, the Group recognizes its proportionate share of the compensation expense recorded by I-Mab Hangzhou. For the six months ended June 30, 2021 and 2022, the Group recognized RMB14,164 and RMB14,115 in equity in loss of an affiliate in the unaudited interim condensed consolidated financial statements of comprehensive loss, respectively.

Along with the equity transfer transaction, the team of designated management/workforce transferred from the Group to I-Mab Hangzhou consists of several grantees under the Group’s 2020 Share Incentive Plan (“2020 Plan”, see Note 13(d)). These individuals continued to qualify the definition of the eligible participants under the 2020 Plan after the Closing Date. Meanwhile, there has been no change to any of the award terms. The equity transfer transaction did not trigger the modification accounting to the share-based compensation. Additionally, given that I-Mab Hangzhou became an affiliate to the Group upon deconsolidation, and that the other shareholders of I-Mab Hangzhou are not providing proportionate value to sponsor the 2020 Plan nor is the Group receiving any consideration for the awards granted to employees of I-Mab Hangzhou, the Group is required, under Topic 323, to expense the full costs of share-based compensation as incurred at the same period as the costs are recognized by I-Mab Hangzhou. For the six months ended June 30, 2021 and 2022, such expenses of RMB12,338 and RMB 1,925 was recorded in the equity in loss of an affiliate in the unaudited interim condensed consolidated financial statements of comprehensive loss, respectively.

During 2021 and for the six months ended June 30, 2022, I-Mab Hangzhou granted stock options to its employees. Pursuant to the I-Mab Hangzhou’s articles of association, the Group applies the HLBV method to allocate earnings or losses of I-Mab Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. Accordingly, the Group recorded RMB4,656 and RMB16,658 in the equity in loss of an affiliate in the unaudited interim condensed consolidated financial statements of comprehensive loss for the six months ended June 30, 2021 and 2022, and in additional paid-in capital in the consolidated balance sheet as of June 30, 2021 and 2022, respectively.

As of December 31, 2021 and June 30, 2022, the carrying value of the Group’s long-term investment in I-Mab Hangzhou was RMB346,247 and RMB212,009, respectively.

9. INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (CONTINUED)

(a) Investment accounted for using the equity method (continued)

Other long-term investment measured under equity method

In July 2021, the Group, as a limited partner, entered into a partnership agreement with other investors and subscribed RMB20,000 for a 4% equity interest in a partnership located in Hangzhou. In August 2021, the Group paid the initial investment of RMB6,000 to the partnership. Pursuant to the partnership agreement, the Group, as a limited partner, shall not participate in any activities in relation to management of the investment business. In addition, members of the investment committee shall only be appointed by the general partner. For the six months ended June 30, 2021 and 2022, the Group recorded nil and RMB206 in the equity in loss of affiliates in the unaudited interim condensed consolidated financial statements of comprehensive loss. As of December 31, 2021 and June 30, 2022, the carrying value of the Group’s long-term investment in this affiliate was RMB5,859 and RMB 5,653 in the unaudited interim condensed consolidated financial statements.

The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule 4-08 of Regulation S-X (RMB in thousands).

	Six Months Ended
	June 30,
	2021	2022
Operating data:
Revenue	—	30,847
Gross profit (loss)	(506)	609
Loss from operations	(79,454)	(146,680)
Net Loss	(75,922)	(142,316)

	As of December 31,		As of June 30,
	2021		2022
	I-Mab	Other equity	I-Mab	Other equity
	Hangzhou	investments	Hangzhou	investments
Balance sheet data:
Current assets	602,047	20,037	547,002	24,145
Non-current assets	1,207,132	40,000	1,333,948	85,750
Current liabilities	168,763	50	306,044	50
Non-current liabilities	176,436	—	228,726	—
Non-controlling interests	—	—	—	—

9. INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (CONTINUED)

(b)Put right liabilities

Pursuant to the SHA, if I-Mab Hangzhou fails to close a public offering of I-Mab Hangzhou’s shares on the China Stock Exchange’s Science and Technology Innovation Board, Main Board, Small and Medium-Sized Enterprise Board, Growth Enterprise Board, or Hong Kong Stock Exchange, U.S. Stock Exchange, or other stock exchanges approved by the shareholders of I-Mab Hangzhou in accordance with provisions of the SHA within 4 years after September 15, 2020, I-Mab Hong Kong is obligated to repurchase the equity held by Domestic Investors in cash or in I-Mab’s stock (subject to the approval procedures of I-Mab) within 3 years from the expiration of the 4-year period after the Closing Date of September 15, 2020.

The put right written by I-Mab Hong Kong to Domestic Investors is a freestanding equity-linked instrument, which is classified as a put right liability and is initially measured at fair value. Subsequent changes in fair value are recorded in other income (loss) in the consolidated statements of comprehensive (loss).

The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of		As of
	December 31,		June 30,
	2021		2022
Expected terms (Year)		2.7		2.2
Estimated volatility		34.5%		34.7%
Spot price	US$	171,134	US$	150,572
Probability of triggering event for redemption option		70%		60%

The model requires the input of key assumptions including the expected terms, estimated volatility, spot price and probability of triggering event for redemption option. The significant unobservable inputs used in the option pricing model included spot price, estimated volatility and probability of triggering event for redemption option. Expected terms is estimated based on the timing of a hypothetical redemption event which is assumed to be the earlier of expected redemption date or expected public offering date. Expected volatility is estimated based on daily stock prices of the comparable companies for a period with length commensurate to the expected terms of redemption event. The spot price was determined with assistance from an independent third-party valuation firm. The Group’s management is ultimately responsible for the determination of the spot price and probability of triggering event for redemption option.

Significant decreases in interval between valuation date and maturity date, estimated volatility, spot price and probability of triggering event for redemption option would result in a significantly lower fair value measurement.